Shareholder Report, Average Annual Return (Details) DFBL_DFA Global Real Estate Securities Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Global Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent		1.77%	6.55%	4.56%
MSCI All Country World IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent		22.00%	14.26%	11.04%
S&P Global REIT Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global REIT Index (net div.)
Average Annual Return, Percent	[1]	2.14%	6.99%	3.67%

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